UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Deceember 31,2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     37
Form 13F Information Table Value Total:     $22,390




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                    MKT VA TOTAL #        PUT/CAL INVSTMT  OTHER
NAME OF ISSUER                     CLASS   CUSIP NO (x$100 OF SHAR  SH            DSCRETN MANAGERS
AT&T INC                          COM     00206R102    620  18,397SH             DEFINED         0
ABBOTT LABORATORIES               COM     002824100    728  11,112SH             DEFINED         0
AON PLC CLASS A                   COM     G0408V102    712  12,805SH             DEFINED         0
BERKSHIRE HATHAWAY INC CLASS B    COM     084670702    729   8,125SH             DEFINED         0
BRISTOL-MYERS SQUIBB CO           COM     110122108    510  15,650SH             DEFINED         0
CHEVRON CORP NEW                  COM     166764100    660   6,100SH             DEFINED         0
CHUBB CORP                        COM     171232101    710   9,420SH             DEFINED         0
CLIFF NATURAL RESOURCES INC       COM     18683K101    757  19,615SH             DEFINED         0
DTE ENERGY CO                     COM     233331107    584   9,731SH             DEFINED         0
DIAGEO PLC - SPONSORED ADR        COM     25243Q205    864   7,414SH             DEFINED         0
EMERSON ELECTRIC COMPANY          COM     291011104    673  12,710SH             DEFINED         0
ENERGY TRANSFER PARTNERS LP       COM     29273R109    539  12,550SH             DEFINED         0
FLUOR CORP (NEW)                  COM     343412102    633  10,780SH             DEFINED         0
GENERAL ELECTRIC COMPANY          COM     369604103    617  29,378SH             DEFINED         0
HONEYWELL INTERNATIONAL INC       COM     438516106    816  12,860SH             DEFINED         0
INTEL CORPORATION                 COM     458140100    662  32,122SH             DEFINED         0
INTERNATIONAL BUSINESS MACHINE    COM     459200101    595   3,106SH             DEFINED         0
JPMORGAN CHASE & CO               COM     46625H100    798  18,153SH             DEFINED         0
JOHNSON & JOHNSON                 COM     478160104    857  12,230SH             DEFINED         0
KIMBERLY CLARK                    COM     494368103    727   8,608SH             DEFINED         0
KRAFT FOODS GROUP INC             COM     50076Q106    278   6,112SH             DEFINED         0
MERCK & CO. INC.                  COM     58933Y105    529  12,915SH             DEFINED         0
MICROSOFT CORP                    COM     594918104    481  18,002SH             DEFINED         0
MONDELEZ INTERNATIONAL INC        COM     609207105    467  18,365SH             DEFINED         0
NESTLE SA SPNSRD ADR REP RG SH    COM     641069406    711  10,906SH             DEFINED         0
PFIZER INC                        COM     717081103    668  26,654SH             DEFINED         0
PROCTER AND GAMBLE COMPANY        COM     742718109    705  10,386SH             DEFINED         0
PUBLIC SVC ENTERPRISE GRP INC     COM     744573106    541  17,695SH             DEFINED         0
QUALCOMM INC                      COM     747525103    702  11,350SH             DEFINED         0
SYSCO CORP                        COM     871829107    493  15,561SH             DEFINED         0
TEVA PHARMACEUTICAL-SPONS ADR     COM     881624209    594  15,905SH             DEFINED         0
UNITEDHEALTH GROUP INC            COM     91324P102    741  13,665SH             DEFINED         0
VERIZON COMMUNICATIONS            COM     92343V104    638  14,750SH             DEFINED         0
VODAFONE GROUP PLC SPONS ADR      COM     92857W209    691  27,440SH             DEFINED         0
WELLPOINT INC                     COM     94973V107    536   8,795SH             DEFINED         0
WELLS FARGO & CO (NEW)            COM     949746101    472  13,811SH             DEFINED         0
YUM! BRANDS INC                   COM     988498101    699  10,530SH             DEFINED         0




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